Leases (Details 1) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Lease [Line Items]
Maturity analysis of lease liability	$ 3,675	$ 411	$ 312	$ 180
Up to one year
Disclosure Of Lease [Line Items]
Maturity analysis of lease liability	428	165	210	180
1-5 years
Disclosure Of Lease [Line Items]
Maturity analysis of lease liability	$ 3,247	$ 246	$ 102	$ 0